Adoption of New Accounting Standards - Additional Information (Details) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020	May 01, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right-of-use asset			$ 1,700,000
Lease obligation	$ 1,926,000		$ 1,700,000
Incremental borrowing rate			8.00%
Accumulated deficit	$ 29,819,000	$ 22,479,000
Increase (Decrease) Due to Changes in Accounting Policy Required by IFRSs, Cumulative Effect at Date of Initial Application | IFRS 16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Accumulated deficit			$ 54,744